Related-party transactions (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Compensation of employees	$ 43,199	$ 41,778
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Compensation of employees	944	731
Compensation of Director	428,174	452,163
Weighted average [member]
IfrsStatementLineItems [Line Items]
Compensation of employees	4,986	4,249
Compensation of Director	592,464	615,641
Top of range [member]
IfrsStatementLineItems [Line Items]
Compensation of employees	21,386	18,194
Compensation of Director	$ 541,785	$ 563,303